Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Deferred officer compensation	$ 995	$ 963
Bad debt expense	1,419	1,413
Indiana net operating loss carryforwards	326	271
Tax credit carryforwards	40	98
Write downs of other real estate owned	160	260
Capital loss carryforwards	128	135
Nonaccrual loan interest	86	217
Net unrealized losses on interest rate swaps	429	392
Other	147	91
Deferred tax assets	3,730	3,840
Deferred tax liabilities:
Mortgage servicing rights	(136)	(144)
FHLB stock dividends	(129)	(133)
Deferred loan fees	(124)	(114)
Prepaid expenses	(560)	(554)
Depreciation	(281)	(339)
Net unrealized gains on securities available-for-sale	(590)	(661)
Amortization of other intangible assets	(61)	(74)
Real estate investment trust dividends	(140)	(143)
Deferred tax liabilities	(2,021)	(2,162)
Valuation allowance	(682)	(614)
Deferred tax assets, net	$ 1,027	$ 1,064